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                               Janus Aspen Series

                        Supplement dated April 11, 2008
          to Currently Effective Statements of Additional Information

Robin C. Beery has assumed responsibility as President and Chief Executive Officer of Janus Aspen Series. The following supplements the information in the "TRUSTEES AND OFFICERS" section of the Statements of Additional Information:

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                                                            OFFICERS
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                                                     TERM OF OFFICE*
 NAME, ADDRESS,       POSITIONS HELD WITH            AND LENGTH OF
 AND AGE              PORTFOLIOS                     TIME SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
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
 Robin C. Beery       President and Chief            4/08-Present       Executive Vice President and Chief Marketing Officer of
 151 Detroit Street   Executive Officer                                 Janus Capital Group Inc. and Janus Capital; Executive
 Denver, CO 80206                                                       Vice President of Janus Distributors LLC and Janus
 DOB: 1967                                                              Services LLC; and Working Director of Enhanced Investment
                                                                        Technologies, LLC. Formerly, President (2002-2007) and
                                                                        Director (2000-2007) of The Janus Foundation; President
                                                                        (2004-2006) and Vice President and Chief Marketing
                                                                        Officer (2003-2004) of Janus Services LLC; and Senior
                                                                        Vice President (2003-2005) and Vice President (1999-2003)
                                                                        of Janus Capital Group Inc. and Janus Capital.
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

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.